Affiliated companies and other equity-method investees	12 Months Ended
Mar. 31, 2018
Affiliated companies and other equity-method investees
Affiliated companies and other equity-method investees

19. Affiliated companies and other equity-method investees:

Nomura’s significant affiliated companies and other equity-method investees include Nomura Research Institute, Ltd. (“NRI”) and Nomura Real Estate Holdings, Inc. (“NREH”).

JAFCO

JAFCO Co. Ltd. (“JAFCO”), which is a listed company in Japan, manages various venture capital funds and provides private equity-related investment services to portfolio companies. Nomura accounted for JAFCO using the equity method because Nomura had the ability to exercise significant influence over operating and financial decisions of JAFCO.

On July 28, 2017, Nomura disposed of its entire shareholding of 8,488,200 shares of JAFCO as part of a share buy-back program by the company. As a result, JAFCO is no longer an equity-method affiliate of Nomura.

NRI

NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.

As of March 31, 2018, Nomura’s ownership of NRI was 38.5% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥67,462 million.

NREH

NREH is the holding company of the Nomura Real Estate Group which is primarily involved in the residential property development, leasing, investment management as well as other real estate-related activities.

As of March 31, 2018, Nomura’s ownership of NREH was 34.6% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥11,012 million.

Summary financial information—

The following tables present summarized financial information for significant affiliated companies of Nomura (including those elected for the fair value option) as of March 31, 2017 and 2018, and for the years ended March 31, 2016, 2017 and 2018.

	Millions of yen
	March 31
	2017	2018(1)
Total assets	¥2,609,327	¥2,516,611
Total liabilities	1,449,961	1,529,433

	Millions of yen
	Year ended March 31
	2016(2)	2017	2018(3)
Net revenues	¥831,774	¥873,423	¥949,055
Non-interest expenses	673,014	694,089	768,419
Net income attributable to the companies	114,770	122,123	122,623

(1)	JAFCO’s assets and liabilities are not included because it was not an affiliated company of Nomura as of March 31, 2018.
(2)	Certain changes to the presentation of previously reported amounts have been made to conform to the current year.
(3)	For JAFCO, financial information while it was an affiliated company of Nomura is included.

The following tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2017 and 2018, and for the years ended March 31, 2016, 2017 and 2018.

	Millions of yen
	March 31
	2017	2018
Investments in affiliated companies	¥419,816	¥408,034
Advances to affiliated companies	300	—
Other receivables from affiliated companies	1,577	1,061
Other payables to affiliated companies	12,284	4,224

	Millions of yen
	Year ended March 31
	2016	2017	2018
Revenues	¥1,124	¥1,205	¥1,677
Non-interest expenses	42,852	38,271	46,632
Purchase of software, securities and tangible assets	20,679	23,285	26,830

The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2017 and 2018.

	Millions of yen
	March 31
	2017	2018
Carrying amount	¥414,563	¥404,494
Fair value	533,213	626,120

Equity in earnings of equity-method investees, including those above, was income of ¥33,917 million, income of ¥33,000 million and income of ¥34,516 million for the years ended March 31, 2016, 2017 and 2018, respectively. Equity in earnings of equity-method investees is reported within Revenue—Other in the consolidated statements of income. Dividends from equity-method investees for the years ended March 31, 2016, 2017 and 2018 were ¥11,031 million, ¥11,941 million and ¥13,290 million, respectively.